Commitments and Contingencies	12 Months Ended
Dec. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
Commitments and Contingencies
13.	Commitments and Contingencies

a) The Partnership consolidates certain variable interest entities (or VIEs) within its consolidated financial statements. In general, a VIE is a corporation, partnership, limited-liability company, trust or any other legal structure used to conduct activities or hold assets that either (1) has an insufficient amount of equity to carry out its principal activities without additional subordinated financial support, (2) has a group of equity owners that are unable to make significant decisions about its activities, or (3) has a group of equity owners that do not have the obligation to absorb losses or the right to receive returns generated by its operations. A party that is a variable interest holder is required to consolidate a VIE if the holder has both (a) the power to direct the activities of a VIE that most significantly impact the entity’s economic performance and (b) the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE.

In July 2008, the Skaugen Multigas Subsidiaries signed contracts for the purchase of the Skaugen Multigas Carriers from Skaugen. The Partnership agreed to acquire the Skaugen Multigas Subsidiaries from Teekay Corporation upon delivery of the vessels. Subsequent to July 2008 and prior to the delivery of the vessels in June and October 2011, the Partnership consolidated the Skaugen Multigas Subsidiaries as they were VIEs and the Partnership was the primary beneficiary during this period. The Partnership acquired 100% of the shares of the two Skaugen Multigas Subsidiaries on June 15, 2011 and October 17, 2011, respectively.

b) In December 2012, July and November 2013, the Partnership signed contracts with DSME for the construction of five 173,400-cubic meter LNG carriers at a total cost of approximately $1,050 million. These newbuilding vessels will be equipped with the M-type, Electronically Controlled, Gas Injection (or MEGI) twin engines, which are expected to be significantly more fuel-efficient and have lower emission levels than other engines currently being utilized in LNG shipping. The two vessels ordered in December 2012 are scheduled for delivery in 2016 and upon delivery of the vessels; the vessels will be chartered to Cheniere Marketing L.L.C. at fixed rates for a period of five years. The Partnership intends to secure charter contracts for the remaining three vessels prior to their delivery in 2017. As at December 31, 2013, costs incurred under these newbuilding contracts totaled $97.2 million and the estimated remaining costs to be incurred are $89.7 million (2014), $137.7 million (2015), $296.9 million (2016) and $428.5 million (2017).

c) As described in Note 4, the Teekay Nakilat Joint Venture is the lessee under 30-year capital lease arrangements with a third party for the three RasGas II LNG Carriers (or the RasGas II Leases). The UK taxing authority (or HMRC) has been urging the lessor as well as other lessors under capital lease arrangements that have tax benefits similar to the ones provided by the RasGas II Leases, to terminate such finance lease arrangements and has in other circumstances challenged the use of similar structures. As a result, the lessor has requested that the Teekay Nakilat Joint Venture contemplate the termination of the RasGas II Leases or entertain other alternatives for the leasing structure. The Teekay Nakilat Joint Venture has declined the request from HMRC to voluntarily terminate the Ras Gas II Leases as it does not believe that HMRC will be able to successfully challenge the availability of the tax benefits of these leases to the lessor. This assessment is partially based on a January 2012 court decision from the First Tribunal, regarding a similar financial lease of an LNG carrier that ruled in favor of the taxpayer as well as a 2013 decision from the Upper Tribunal that upheld the 2012 verdict. HMRC has been granted leave to further appeal the 2013 decision to the Court of Appeal. If the HMRC is able to successfully challenge the RasGas II Leases, the Teekay Nakilat Joint Venture could be subject to significant costs associated with the termination of the lease or increased lease payments to compensate the lessor for the lost tax benefits. The Partnership estimates its 70% share of the potential exposure to be approximately $34 million, exclusive of potential financing costs and interest rate swap termination costs.

In addition, the lessor for the three RasGas II LNG Carriers has communicated to the joint venture that the credit rating of the bank (or LC Bank) that is providing the letter of credit to Teekay Nakilat Joint Venture’s lease has been downgraded. As a result, in January 2014, the lessor notified Teekay Nakilat Joint Venture of an increase in the lease payments over the remaining term of the RasGas II Leases of approximately $12.3 million on a net present value basis effective April 2014. The Partnership’s 70% share of the present value of the lease payment increase is approximately $8.6 million. The Teekay Nakilat Joint Venture is looking at alternatives to mitigate the impact of the downgrade to the LC Bank’s credit rating to avoid a prolonged increase to lease payments.